Stockholders’ Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Stockholders’ Equity (Deficit)

Note 8 – Stockholders’ Equity (Deficit)

Change in Authorized Shares

On June 14, 2024, the Company’s Board of Directors authorized an increase to its common stock from 50,000,000 shares to 500,000,000 shares.

At September 30, 2024 the Company had four (4) classes of stock:

Preferred Stock

-	5,000,000 shares authorized (see Series A and B shares of preferred stock which have been designated below)
-	None issued and outstanding
-	Par value - $0.0001
-	Voting – none
-	Ranks senior to any other class of preferred stock
-	Dividends - none
-	Liquidation preference – none
-	Rights of redemption - none
-	Conversion – none

Convertible Preferred Stock – Series A

-	513,000 and no shares designated at September 30, 2024 and December 31, 2023, respectively
-	363,000 and no shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively.
-	Par value - $0.0001
-	Stated value of $10/share
-	Conversion – stated value of $10/share, divided by 80% of the minimum price at the issuance date, which is $2.21/share, to be converted into common stock, for the issuance of these 363,000 shares, this amount is a fixed conversion amount of 4.53 shares of common stock for each share of Series A, preferred stock held, there are no other provisions that could result in a variable number of shares required for settlement. Equivalent shares at September 30, 2024 are 1,644,022. (see Note 5 for calculation).
-	Dividends – 10% per year (2.5% per quarter), will be accrued based on the stated value per share of $10/share, on a quarterly basis. These dividends are due in the form of common stock. The amount of dividend shares are calculated by taking the shares issued, multiplied by the stated value per share, that amount is then multiplied by the dividend percentage. The result was then multiplied by 80% of the quoted closing price at the date of issuance, which is $2.21/share. This amount is a fixed conversion price, there are no other provisions that could result in a variable number of shares required for settlement in the future
-	Voting – equivalent to the number of shares common stock into which this series is convertible
-	Liquidation preference – none
-	Rights of redemption – none
-	Derivative liability – the Company has considered relevant accounting guidance, and has determined that there are no provisions of this class of stock that would require derivative liability treatment

EZFILL HOLDINGS, INC. AND SUBSIDIARY

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2024

Convertible Preferred Stock – Series B

-	150,000 and no shares designated at September 30, 2024 and December 31, 2023, respectively
-	140,000 and no shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively
-	Par value - $0.0001
-	Stated value of $10/share
-	Conversion – stated value of $10/share, divided by 70% of the minimum price at the issuance date, which is $1.93/share, to be converted into common stock, for the issuance of these 140,000 shares, this amount is a fixed conversion amount of 5.18 shares of common stock for each share of Series B, preferred stock held, there are no other provisions that could result in a variable number of shares required for settlement. Equivalent shares at September 30, 2024 are 724,638.
-	Dividends – 12% per year (3% per quarter), will be accrued based on the stated value per share of $10/share, on a quarterly basis. These dividends are due in the form of common stock. The amount of dividend shares are calculated by taking the shares issued, multiplied by the stated value per share, that amount is then multiplied by the dividend percentage. The result was then multiplied by 70% of the quoted closing price at the date of issuance, which is $1.93/share. This amount is a fixed conversion price. There are no other provisions that could result in a variable number of shares required for settlement in the future
-	Voting – equivalent to the number of shares common stock into which this series is convertible
-	Liquidation preference – none
-	Rights of redemption – none
-	Derivative liability – the Company has considered relevant accounting guidance, and has determined that there are no provisions of this class of stock that would require derivative liability treatment

Common Stock

-	500,000,000 shares authorized
-	6,208,073 and 1,806,612 shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively
-	Par value - $0.0001
-	Voting at 1 vote per share

Securities and Incentive Plans

See Schedule 14A Information Statements filed with the US Securities and Exchange Commission for complete details of the Company’s Stock Incentive Plans. All issuances under these Plans has been noted below for the nine months ended September 30, 2024 and the year ended December 31, 2023, respectively.

Equity Transactions for the Nine Months Ended September 30, 2024

Stock Issued for Debt Issuance Costs – Related Party

The Company issued 425,978 shares of common stock in connection with the issuance of several notes payable (See Note 5), having a fair value of $2,020,387 ($2.81 - $7.10/share), based upon the quoted closing trading price.

This lender (an entity controlled by the Company’s Chief Executive Officer) holds a greater than 20% ownership of the Company.

Vesting of Employee Shares

The Company issued 88,336 shares of common stock ($9) in connection with the vesting of shares previously granted in 2023. The effect of issuing these shares had no net effect of stockholder’s deficit as the share issuance was reflected at par value. Total share based payments were $268,658.

Stock Issued for Services

The Company issued 53,777 shares of common stock to consultants for services rendered, having a fair value of $187,968 ($0.0001 - $3.52/share), based upon the quoted closing trading price.

Series B, Preferred Stock Issued for Cash – Related party

The Company issued 140,000 shares of Series B, preferred stock to a related party for $1,400,000 ($10/stated value per share).

The related party holds a greater than 20% ownership of the Company.

Common Stock Issued in Debt Conversion – Related party

The Company converted all outstanding principal ($6,215,000) and accrued interest ($316,130) into 3,525,341 shares of common stock. At the time of conversion, the lender executed a 150% penalty interest feature. As a result, and just prior to conversion, the Company increased its interest expense and related debt by $3,265,565 for a total of $9,796,696 of debt that was converted. As a result of this debt conversion, the balance due to this lender was $0. The fair value of the common stock at the conversion date was $2.76/share. Accordingly, since this was a related party transaction, no gain on debt extinguishment was recorded.

The related party holds a greater than 20% ownership of the Company.

See Note 5.

EZFILL HOLDINGS, INC. AND SUBSIDIARY

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2024

Series A, Preferred Stock Issued in Debt Conversion – Related party

On August 16, 2024, the Company converted all outstanding principal ($2,420,000) and accrued interest ($0) into 363,000 share of Series A, Preferred Stock, $10/share stated value. At the time of conversion, the lender executed a 150% penalty interest feature. As a result, and just prior to conversion, the Company increased its interest expense and related debt by $1,210,000 for a total of $3,630,000 of debt that was converted. As a result of this debt conversion, the balance due to this related party lender was $0.

The related party holds a greater than 5% ownership of the Company.

See Note 5 regarding debt conversion and related loss on debt extinguishment.

Series A and B – Preferred Stock Dividends Payable in Common Stock – Related Parties

In accordance with the terms of the Company’s Series A and B, Preferred stock, the Company is required to accrue dividends on a quarterly basis. Similar to the Series A and B, convertible preferred stock, dividends are accrued using a fixed conversion price. There are no other provisions that could result in a variable number of shares required for settlement in the future.

Additionally, the Company has considered relevant accounting guidance, and has determined that there are no provisions related to its dividends that would require derivative liability treatment

The Company has calculated its dividends payable as follows:

	Series A - Convertible Preferred Stock	Series B - Convertible Preferred Stock	Total Dividends Payable

Shares issued and outstanding	363,000	140,000
Stated value per share	$10	$10
Dividend rate (10%/12%)	10%	12%

Dividend shares due per year	363,000	168,000

Market price - at issuance date	2.76	2.76
Minimum price - 70%/80% discount to market price	80%	70%
Conversion price	2.21	1.93

Dividend shares due per quarter	41,101	21,739

Allocation for days outstanding this period end	48.91%	48.91%
Total dividend shares due	20,104	10,633	30,737
Market price - reporting period end date	2.76	2.76

Fair value of dividends payable	$55,486	$29,348	$84,834

Equity Transactions for the Year Ended December 31, 2023

Stock Issued for Cash

The Company sold 3,357 shares of common stock for $25,308 ($7.65 – $8.83/share) through at the market (“ATM”) sales via a sales agent who was eligible for commissions of 3% for any sales of common stock made. The Company also paid $25,308 in related expenses as direct offering costs in connection with the sale of these shares.

Stock Issued for Services – Related Parties

The Company issued an aggregate 268,986 shares of common stock to a Company officer as well various board members for services rendered, having a fair value of $1,215,365 ($4.38 – $8.78/share), based upon the quoted closing trading price. The issuance of these shares was pursuant to vesting.

Stock Issued for Services

The Company issued 40,000 shares of common stock to consultants for services rendered, having a fair value of $272,750 ($4.80 - $11.98/share), based upon the quoted closing trading price.

Stock Issued for Debt Issuance Costs – Related Party (Common Stock Issuable)

The Company issued 264,000 shares of common stock in connection with the issuance notes payable (See Note 5), having a fair value of $919,500 ($5.18 - $6.78/share), based upon the quoted closing trading price.

Of the total 264,000 shares issued, 104,000 shares remain unissued (common stock issuable) since the issuance of these shares would give this lender greater than 9.99% ownership of the Company, which is prohibited by agreement. See Note 5.

This lender holds a greater than 5% controlling interest in the Company and a significant lender.

EZFILL HOLDINGS, INC. AND SUBSIDIARY

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2024

Restricted Stock and Related Vesting

A summary of the Company’s nonvested shares (due to service based restrictions) as of September 30, 2024 and December 31, 2023, is presented below:

		Weighted Average
	Number of	Gant Date
Non-Vested Shares	Shares	Fair Value
Balance - December 31, 2022	42,192	$1.40
Granted	330,554	5.77
Vested	(104,699)	6.72
Cancelled/Forfeited	(153,711)	5.53
Balance - December 31, 2023	114,336	6.40
Granted	-	-
Vested	(88,336)	5.15
Cancelled/Forfeited	-	-
Balance - September 30, 2024	26,000	$6.40

The Company has issued various equity grants to board directors, officers, consultants and employees. These grants typically contain a vesting period of one to three years and require services to be performed in order to vest in the shares granted.

The Company determines the fair value of the equity grant on the issuance date based upon the quoted closing trading price. These amounts are then recognized as compensation expense over the requisite service period and are recorded as a component of general and administrative expenses in the accompanying consolidated statements of operations.

The Company recognizes forfeitures of restricted shares as they occur rather than estimating a forfeiture rate. Any unvested share based compensation is reversed on the date of forfeiture, which is typically due to service termination.

At September 30, 2024, unrecognized stock compensation expense related to restricted stock was $62,400, which will be recognized over a weighted-average period of 1.29 years

During the three months ended September 30, 2024 and 2023, the Company recognized compensation expense of $17,333 and $114,834, related to the vesting of these shares.

During the nine months ended September 30, 2024 and 2023, the Company recognized compensation expense of $268,667 and $143,001, related to the vesting of these shares.

Stock Options

Stock option transactions for the year ended December 31, 2023 is summarized as follows:

			Weighted Average		Weighted
		Weighted	Remaining		Average
		Average	Contractual	Aggregate	Grant
	Number of	Exercise	Term	Intrinsic	Date
Stock Options	Options	Price	(Years)	Value	Fair Value
Outstanding - December 31, 2022	37,392	$19.05	3.68	$-	$-
Vested and Exercisable - December 31, 2022	34,526	$19.44	3.47	$-	$-
Unvested and non-exercisable - December 31, 2022	2,866	$14.36	4.16	$-	$-
Granted	101,930	$17.41			$0.73
Exercised	-	$-
Cancelled/Forfeited	(139,322)	$17.85
Outstanding - December 31, 2023	-	$-	-	$-	$-
Vested and Exercisable - December 31, 2023	-	$-	-	$-	$-
Unvested and non-exercisable - December 31, 2023	-	$-	-	$-	$-

Year Ended December 31, 2023

The Company granted 101,930 stock options, having a fair value of $73,920.

Of the total, 21,930 were granted to our former Chief Executive Officer in lieu of accrued salary totaling $50,000. These options were fully vested on the grant date.

The remaining 80,000 options were granted to consultants for a project that was cancelled in 2023. As a result, the Company recorded a grant date fair value of $23,920. All previously recorded stock based compensation ($7,973) was reversed in 2023. There was a net effect of $0 on the consolidated statements of operations for this grant.

The fair value of the stock options granted in 2023 were determined using the Black-Scholes Option pricing model with the following assumptions:

Expected term (years)	5.00
Expected volatility	59% - 62%
Expected dividends	0%
Risk free interest rate	4.00%

EZFILL HOLDINGS, INC. AND SUBSIDIARY

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2024

In, 2023, the Company determined that all outstanding options previously granted were held by former officers, directors and employees. None of these individuals had timely exercised their options post termination in an allowable time period, resulting in the cancellation and forfeiture of any issued and outstanding amounts held.

Warrants

Warrant activity for the nine months ended September 30, 2024 and the year ended December 31, 2023 are summarized as follows:

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
Warrants	Warrants	Exercise Price	Term (Years)	Value
Outstanding - December 31, 2022	81,452	$10.36	2.22	$82,756
Vested and Exercisable - December 31, 2022	81,452	$10.36	2.22	$82,756
Unvested - December 31, 2022	-	$-	-	$-
Granted	-
Exercised	-
Cancelled/Forfeited	-
Outstanding - December 31, 2023	81,452	$10.36	1.22	$36,030
Vested and Exercisable - December 31, 2023	81,452	$10.36	1.22	$36,030
Unvested and non-exercisable - December 31, 2023	-	$-	-	$-
Granted	-
Exercised	-
Cancelled/Forfeited	(29,155)	$20.31
Outstanding - September 30, 2024	52,297	$4.82	0.82	$12,913
Vested and Exercisable - September 30, 2024	52,297	$4.82	0.82	$12,913
Unvested and non-exercisable - September 30, 2024	-	$-	-	$-

Note 8 – Stockholders’ Equity (Deficit)

At December 31, 2023 and 2022, respectively, the Company had two (2) classes of stock:

Preferred Stock

-	5,000,000 shares authorized
-	none issued and outstanding
-	Par value - $0.0001
-	Voting – none
-	Ranks senior to any other class of preferred stock
-	Dividends - none
-	Liquidation preference - none
-	Rights of redemption - none
-	Conversion - none

Common Stock

-	500,000,000 shares authorized
-	1,806,612 and 1,334,270 shares issued and outstanding at December 31, 2023 and 2022, respectively
-	Par value - $0.0001
-	Voting at 1 vote per share

Securities and Incentive Plans

See Schedule 14A Information Statements filed with the US Securities and Exchange Commission for complete details of the Company’s Stock Incentive Plans. All issuances under these Plans has been noted below for the years ended December 31, 2023 and 2022, respectively.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

Equity Transactions for the Year Ended December 31, 2023

Stock Issued for Cash

The Company sold 3,357 shares of common stock for $25,308 ($7.65 – 8.83/share) through at the market (“ATM”) sales via a sales agent who was eligible for commissions of 3% for any sales of common stock made. The Company also paid $25,308 in related expenses as direct offering costs in connection with the sale of these shares.

Stock Issued for Services – Related Parties

The Company issued an aggregate 268,986 shares of common stock to a Company officer as well various board members for services rendered, having a fair value of $1,215,365 ($4.38 – $8.78/share), based upon the quoted closing trading price. The issuance of these shares was pursuant to vesting.

Stock Issued for Services

The Company issued 40,000 shares of common stock to consultants for services rendered, having a fair value of $272,750 ($4.80 - $11.98/share), based upon the quoted closing trading price.

Stock Issued for Debt Issuance Costs – Related Party (Common Stock Issuable)

The Company issued 264,000 shares of common stock in connection with the issuance notes payable (See Note 5), having a fair value of $919,500 ($5.18 - $6.78/share), based upon the quoted closing trading price.

Of the total 264,000 shares issued, 104,000 shares remain unissued (common stock issuable) since the issuance of these shares would give this lender greater than 9.99% ownership of the Company, which is prohibited by agreement. See Note 5.

This lender holds a greater than 5% controlling interest in the Company.

Equity Transactions for the Year Ended December 31, 2022

Stock Issued for Services – Related Parties

The Company issued 18,373 shares of common stock to certain officers and directors for services rendered, having a fair value of $1,309,524 ($71.28/share), based upon the quoted closing trading price. The recipients were subject to vesting provisions in connection with their restricted stock grants, and in certain cases, for any individual that was terminated, related shares may have received accelerated vesting.

Stock Issued for Services

The Company issued 1,707 shares of common stock for services rendered, having a fair value of $102,759 ($60/share), based upon the quoted closing trading price.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

Stock Issued for Acquisition

The Company issued 2,016 shares of common stock in connection with the acquisition of Full Service Fueling, having a fair value of $50,000 ($24.80/share), based upon the quoted closing trading price.

Restricted Stock and Related Vesting

A summary of the Company’s nonvested shares (due to service based restrictions) as of December 31, 2023 and 2022, is presented below:

Non-Vested Shares	Number of Shares	Weighted Average Gant Date Fair Value
Balance - December 31, 2021	15,878	$8.18
Granted	48,340	12.60
Vested	(20,277)	53.80
Cancelled/Forfeited	(1,750)	40.00
Balance - December 31, 2022	42,191	1.40
Granted	330,554	5.77
Vested	(104,698)	6.72
Cancelled/Forfeited	(153,711)	5.53
Balance - December 31, 2023	114,336	$5.43

The Company has issued various equity grants to board directors, officers, consultants and employees. These grants typically contain a vesting period of one to three years and require services to be performed in order to vest in the shares granted.

The Company determines the fair value of the equity grant on the issuance date based upon the quoted closing trading price. These amounts are then recognized as compensation expense over the requisite service period and are recorded as a component of general and administrative expenses in the accompanying consolidated statements of operations.

The Company recognizes forfeitures of restricted shares as they occur rather than estimating a forfeiture rate. Any unvested share based compensation is reversed on the date of forfeiture, which is typically due to service termination.

At December 31, 2023, unrecognized stock compensation expense related to restricted stock was $324,134, which will be recognized over a weighted-average period of 1.27 years

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

Stock Options

Stock option transactions for the years ended December 31, 2023 and 2022 are summarized as follows:

Stock Options	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
Outstanding - December 31, 2021	8,769	$35.60	3.25	$-	$-
Vested and Exercisable - December 31, 2021	8,769	$35.60	3.25	$-	$-
Unvested and non-exercisable - December 31, 2021	-	$-	-	$-	$-
Granted	28,623	$13.97			$12.49
Exercised	-	-
Cancelled/Forfeited	-	-
Outstanding - December 31, 2022	37,392	$19.05	3.68	$-	$-
Vested and Exercisable - December 31, 2022	34,526	$19.44	3.47	$-	$-
Unvested and non-exercisable - December 31, 2022	2,866	$14.36	4.16	$-	$-
Granted	101,930	$17.41			$0.73
Exercised	-	$-
Cancelled/Forfeited	(139,322)	$17.85
Outstanding - December 31, 2023	-	$-	-	$-	$-
Vested and Exercisable - December 31, 2023	-	$-	-	$-	$-
Unvested and non-exercisable - December 31, 2023	-	$-	-	$-	$-

Year Ended December 31, 2023

The Company granted 101,930 stock options, having a fair value of $73,920.

Of the total, 21,930 were granted to our former Chief Executive Officer in lieu of accrued salary totaling $50,000. These options were fully vested on the grant date.

The remaining 80,000 options were granted to consultants for a project that was cancelled in 2023. As a result, the Company recorded a grant date fair value of $23,920. All previously recorded stock based compensation ($7,973) was reversed in 2023. There was a net effect of $0 on the consolidated statements of operations for this grant.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

The fair value of the stock options granted in 2023 were determined using the Black-Scholes Option pricing model with the following assumptions:

Expected term (years)	5.00
Expected volatility	59% - 62%
Expected dividends	0%
Risk free interest rate	4.00%

In, 2023, the Company determined that all outstanding options previously granted were held by former officers, directors and employees. None of these individuals had timely exercised their options post termination in an allowable time period, resulting in the cancellation and forfeiture of any issued and outstanding amounts held.

Year Ended December 31, 2022

The Company granted 28,623 stock options, having a fair value of $357,400.

Of the total, 26,123 stock options were granted to certain former officers and directors for services to be rendered, having a fair value of $350,000.

Of these total options granted, 11,429 options were fully vested ($153,125), the remaining 14,694 were subject to cancellation due to termination of services. In 2023, the Company reversed previously recorded stock based compensation of $9,375, which was reversed due to non-vesting in these service based grants. Due to some of these options being cancelled during the third quarter of 2023, an additional $14,063 was also reversed due to non-vesting in those service based grants.

The remaining 2,500 stock options were granted to a consultant for services to be rendered, having a fair value of $7,400. Only 1,250 options having a fair value of $3,700 vested. The remaining 1,250 options ($3,700) will not vest and no additional compensation was recorded.

The fair value of the stock options granted in 2022 were determined using the Black-Scholes Option pricing model with the following assumptions:

Expected term (years)	5.00
Expected volatility	62%
Expected dividends	0%
Risk free interest rate	1.64%

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

Stock-Based Compensation

Stock-based compensation expense for the years ended December 31, 2023 and 2022 included those amounts associated with vesting of common stock and options of $1,525,146 and $1,412,283, respectively with various officers and directors.

These amounts also included a reduction related to common stock and stock options for individuals who were terminated and did not vest in their awards, in which the Company recorded previously recognized expense. These amounts were insignificant.

Of the totals above, $1,215,365 and $694,524 were for related parties for the years ended December 31, 2023 and 2022, respectively.

Warrants

Warrant activity for the years ended December 31, 2023 and 2022 are summarized as follows:

Warrants	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2021	81,452	$10.36	3.22	$-
Vested and Exercisable - December 31, 2021	81,452	$10.36	3.22	$-
Unvested - December 31, 2021	-	$-	-	$-
Granted	-
Exercised	-
Cancelled/Forfeited	-
Outstanding - December 31, 2022	81,452	$10.36	2.22	$82,756
Vested and Exercisable - December 31, 2022	81,452	$10.36	2.22	$82,756
Unvested - December 31, 2022	-	$-	-	$-
Granted	-
Exercised	-
Cancelled/Forfeited	-
Outstanding - December 31, 2023	81,452	$10.36	1.22	$36,030
Vested and Exercisable - December 31, 2023	81,452	$10.36	1.22	$36,030
Unvested and non-exercisable - December 31, 2023	-	$-	-	$-

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

Next NRG Holding Corp [Member]
Restructuring Cost and Reserve [Line Items]
Stockholders’ Equity (Deficit)

Note 8 – Stockholders’ Equity (Deficit)

Articles of Incorporation, Share Authorizations and Designation

In March 2024, in connection with the reincorporation from an LLC to a C-Corp, the Company authorized for issuance 500,000,000 shares each of $0.00001 par value Series A and B common stock.

The Company also authorized for issuance 50,000,000 shares of $0.00001 par value preferred stock.

The Company has designated 1 share of Series X preferred stock.

Share Exchange – Related Party

In 2024, the Company issued 15,000,000 shares of Series A common stock and 10,000,000 shares of Series B common stock to Michael Farkas, our principal stockholder and Chief Executive Officer, in exchange for all 100,000 member units of Next Charging, LLC. This transaction was considered a recapitalization and the net effect on stockholders’ deficit was $0. All share and per share amounts have been retroactively restated to the earliest period presented.

The following represents the Company’s three (3) classes of stock:

September 30, 2024
	Shares
	Authorized	Issued	Outstanding	Designated	Par Value	Votes Per Share

Preferred Stock
Preferred Stock	50,000,000				$0.00001
Series X		1	1	1	$0.00001	A

Common Stock
Series A	500,000,000	17,700,000	15,000,000		$0.00001	1
Series B	500,000,000	11,800,000	10,000,000		$0.00001	10
	1,000,000,000	29,500,000	25,000,000	-

A - Series X will have a number of votes at any time equal to all of the number of votes held by all other voting equity securities, plus one share. Currently, the Series X preferred stockholder controls the Company through their super voting rights.

December 31, 2023
	Shares
	Authorized	Issued	Outstanding	Designated	Par Value	Votes Per Share

Common Stock
Series A	500,000,000	17,700,000	15,000,000		$0.00001	1
Series B	500,000,000	11,800,000	10,000,000		$0.00001	10
	1,000,000,000	29,500,000	25,000,000	-

None of the classes of preferred or common stock have any other rights or preferences other than the voting rights as discussed above.

The Company’s Board of Directors may in the future adopt and designate other rights and preferences.

NEXTNRG HOLDING CORP AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2024

(UNAUDITED)

Equity Transactions for the Nine Months Ended September 30, 2024

Cash

The Company issued 1 share of Series X preferred stock for $1 ($0.00001/share) to its Chief Executive Officer.

Stock Based Compensation – Non-Vested Shares

In connection with the vesting of Series A and B shares, the Company recognized an expense of $761,250, with an offset to additional paid in capital. See below.

Imputed Interest – Related Party

The Company imputed interest expense on certain notes payable for $742, with an offset to additional paid in capital. See Note 7.

Restricted Stock, Related Vesting and Consulting Agreement

In March 2024, the Company executed a five-year (5) consulting agreement with a third party to provide technology based services. In connection with this agreement, the consultant will receive the following compensation:

●	$250,000 during year 1, with an increase of 4% annually each year thereafter,
●	2,700,000 share of Series A common stock and 1,800,000 shares of Series B common stock, vesting will occur ¼ on each anniversary at the end of month 12, 24, 36 and 48,
●	Based on mutually agreed upon key performance indicators, additional shares of Series A (900,000 shares) and B (600,000) shares common stock; and
●	Cash bonuses in year 4 and 5 based on mutually agreed upon key performance indicators.

In determining the fair value of the Series A and B shares of common stock, the Company engaged an independent third party valuation specialist, who determined that each of these shares should be valued at $2.03/share, resulting in total compensation of $9,135,000. As noted above, the consultant has certain vesting provisions, and as a result, for the three and nine months ended September 30, 2024, the Company recognized stock based compensation expense of $570,937 and $1,332,188, respectively.

NEXTNRG HOLDING CORP AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2024

(UNAUDITED)

The following is a summary of the Company’s non-vested Series A and B shares of common stock at September 30, 2024 and December 31, 2023, respectively:

		Weighted Average
Non-Vested Shares	Number of Shares	Grant Date Fair Value
Balance - December 31, 2023	-	$-
Granted	4,500,000	2.03
Vested	-	-
Cancelled/Forfeited	-	-
Balance - September 30, 2024	4,500,000	$2.03

Unrecognized Compensation	$8,373,750

Weighted average remaining period (years)	3.67

Since the 4,500,000 shares of Series A and B common stock have not yet vested, they are excluded from the calculation of basic earnings (loss) per share. Upon vesting, the shares are then added back to the denominator.

Equity Transactions for the Year Ended December 31, 2023

Imputed Interest – Related Party

The Company imputed interest expense on certain notes payable for $74,559, with an offset to additional paid in capital.

Note 7– Stockholders’ Equity (Deficit)

As of December 31, 2023, the Company had the following capital structure:

-	Authorized shares of common stock – 100,000 shares
-	Common stock issued and outstanding – 100,000 shares (all held by the Company’s Chief Executive Officer)
-	Par value of $0.001

On March 1, 2024, in connection with the name change and redomiciling to Nevada as a C-Corporation, the Company amended its capital structure as follows:

-	Increased authorized shares of common stock to 1,000,000,000 shares having a par value of $0.00001/share. The common stock will now consist of 500,000,000 shares of Class A and 500,000,000 shares of Class B; and
-	Created a series of blank check preferred stock that authorizes for issuance 50,000,000 shares at a par value of $0.00001/share. The rights and preferences of the preferred stock will be determined by the Board of Directors.